Advances to Suppliers, net (Tables)	12 Months Ended
Dec. 31, 2023
Advances to Suppliers, net
Schedule of advances to suppliers
	December 31,	December 31,
	2023	2022
Advances to suppliers	$258,855	$1,357,625
Allowance for doubtful accounts	(46,571)	(65,627)
Advances to suppliers, net	$212,284	$1,291,998

Schedule of allowance for credit losses
	December 31,	December 31,
	2023	2022
Balance at beginning of period	$65,627	$38,746
Change of allowance for credit losses	(17,223)	49,038
Write off	-	(18,030)
Translation adjustments	(1,833)	(4,127)
Balance at end of period	$46,571	$65,627